Note 15 - Retirement and Pension Plans (Details) - Summary of Net Periodic Benefit Cost (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Net Periodic Benefit Cost [Abstract]
Service cost	$ 3	$ 5
Interest cost	18	20
Expected return on plan assets	(9)	(10)
Amortization of net pension loss	20	17
Net periodic benefit cost	$ 32	$ 32